Debt Financing (Details 5) (USD $)		12 Months Ended	5 Months Ended					5 Months Ended
	Dec. 31, 2005 Subordinated Debt Predecessor tranche	Dec. 31, 2005 Subordinated debt, $400 million tranche Predecessor	Sep. 30, 2014 Subordinated debt, $400 million tranche LIBOR Period after December 21, 2015 if call option not exercised	Sep. 30, 2014 Subordinated debt, $400 million tranche 10-year constant maturity treasury Period after December 21, 2015 if call option not exercised	Sep. 30, 2014 Subordinated debt, $400 million tranche 30-year constant maturity treasury Period after December 21, 2015 if call option not exercised	Sep. 30, 2014 Subordinated debt, $600 million tranche	Dec. 31, 2005 Subordinated debt, $600 million tranche Predecessor	Sep. 30, 2014 Subordinated debt, $600 million tranche LIBOR	Sep. 30, 2014 Subordinated debt, $600 million tranche 10-year constant maturity treasury	Sep. 30, 2014 Subordinated debt, $600 million tranche 30-year constant maturity treasury	Sep. 30, 2014 Unsecured Debt 2014 Credit Facility LIBOR AerCap Ireland Capital Limited	Sep. 30, 2014 Unsecured Debt 2014 Credit Facility Base rate AerCap Ireland Capital Limited
Debt financings
Number of tranches	2
Face amount of debt	$ 1,000,000,000	$ 400,000,000					$ 600,000,000
Call option date		Dec. 21, 2015
Variable rate basis			3-month LIBOR	10-year constant maturity treasury	30-year constant maturity treasury			3-month LIBOR	10-year constant maturity treasury	30-year constant maturity treasury	LIBOR	base rate
Margin added to variable rate basis (as a percent)			1.80%	1.80%	1.80%			1.55%	1.55%	1.55%	2.25%
Fixed interest rate (as a percent)		6.25%
Interest rate at period end (as a percent)						4.84%
Redemption price of debt instrument (as a percent)						100.00%
Principal amount of the bonds that must remain outstanding if partial redemption occurs						$ 50,000,000